FAIR VALUE DISCLOSURES - Quantitative Information about Level 3 (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liability for market risk benefits		$ 15,766	$ 21,688
Assets for market risk benefits		490	318
Alliance Bernstein
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value		229
Discounted cash flow | Alliance Bernstein | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value		$ 247	$ 38
Discount Rate | Discounted cash flow | Minimum | Alliance Bernstein | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.019	0.019
Discount Rate | Discounted cash flow | Maximum | Alliance Bernstein | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.104	0.104
Discount Rate | Discounted cash flow | Weighted Average | Alliance Bernstein | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.045	0.070
Expected Revenue Growth Rate | Discounted cash flow | Minimum | Alliance Bernstein | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.020	0.020
Expected Revenue Growth Rate | Discounted cash flow | Maximum | Alliance Bernstein | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.839	0.839
Expected Revenue Growth Rate | Discounted cash flow | Weighted Average | Alliance Bernstein | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.115	0.119
Corporate | Matrix Pricing Model | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value		$ 417	$ 258
Corporate | Market Comparable Companies | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value		$ 1,029	$ 888
Corporate | Spread Over Benchmark | Matrix Pricing Model | Minimum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.0020	0.0020
Corporate | Spread Over Benchmark | Matrix Pricing Model | Maximum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.0797	0.0270
Corporate | Spread Over Benchmark | Matrix Pricing Model | Weighted Average | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.0205	0.0144
Corporate | EBITDA Multiple | Market Comparable Companies | Minimum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		5.3	4.9
Corporate | EBITDA Multiple | Market Comparable Companies | Maximum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		35.8	62.3
Corporate | EBITDA Multiple | Market Comparable Companies | Weighted Average | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		13.6	13.0
Corporate | Discount Rate | Market Comparable Companies | Minimum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.090	0.062
Corporate | Discount Rate | Market Comparable Companies | Maximum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.457	0.215
Corporate | Discount Rate | Market Comparable Companies | Weighted Average | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.119	0.091
Corporate | Cash Flow Multiples | Market Comparable Companies | Minimum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.0	0.5
Corporate | Cash Flow Multiples | Market Comparable Companies | Maximum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		10.3	10.0
Corporate | Cash Flow Multiples | Market Comparable Companies | Weighted Average | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		6.1	5.5
Corporate | Loan to Value | Market Comparable Companies | Minimum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.00000	0.031
Corporate | Loan to Value | Market Comparable Companies | Maximum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.00404	0.634
Corporate | Loan to Value | Market Comparable Companies | Weighted Average | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.00120	0.308
Trading Securities, at Fair Value | Discounted cash flow | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value		$ 55	$ 65
Measurement input	11 years	7 years
Trading Securities, at Fair Value | Revenue/Earnings Multiple | Discounted cash flow | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		8.3	7.3
Trading Securities, at Fair Value | Discount Factor | Discounted cash flow | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.100	0.1000
Other equity investments | Market Comparable Companies | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value		$ 4	$ 4
Other equity investments | Revenue/Earnings Multiple | Market Comparable Companies | Minimum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.5	7.8
Other equity investments | Revenue/Earnings Multiple | Market Comparable Companies | Maximum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		10.8	10.3
Other equity investments | Revenue/Earnings Multiple | Market Comparable Companies | Weighted Average | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		2.4	9.5
GMIB Reinsurance Contract Asset | Discounted cash flow | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value		$ 10,423
GMIB Reinsurance Contract Asset | Lapse Rate | Discounted cash flow | Minimum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.0026
GMIB Reinsurance Contract Asset | Lapse Rate | Discounted cash flow | Maximum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.2623
GMIB Reinsurance Contract Asset | Lapse Rate | Discounted cash flow | Weighted Average | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.0158
GMIB Reinsurance Contract Asset | Withdrawal Rate | Discounted cash flow | Minimum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.0006
GMIB Reinsurance Contract Asset | Withdrawal Rate | Discounted cash flow | Maximum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.1093
GMIB Reinsurance Contract Asset | Withdrawal Rate | Discounted cash flow | Weighted Average | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.0069
GMIB Reinsurance Contract Asset | Utilization Rate | Discounted cash flow | Minimum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.0004
GMIB Reinsurance Contract Asset | Utilization Rate | Discounted cash flow | Maximum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.6666
GMIB Reinsurance Contract Asset | Utilization Rate | Discounted cash flow | Weighted Average | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.0739
GMIB Reinsurance Contract Asset | Non-Performance Risk | Discounted cash flow | Minimum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.0054
GMIB Reinsurance Contract Asset | Non-Performance Risk | Discounted cash flow | Maximum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.0124
GMIB Reinsurance Contract Asset | Non-Performance Risk | Discounted cash flow | Weighted Average | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.0069
GMIB Reinsurance Contract Asset | Volatility Rate - Equity | Discounted cash flow | Minimum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.14
GMIB Reinsurance Contract Asset | Volatility Rate - Equity | Discounted cash flow | Maximum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.32
GMIB Reinsurance Contract Asset | Volatility Rate - Equity | Discounted cash flow | Weighted Average | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.24
GMIB Reinsurance Contract Asset | Mortality Rate | Discounted cash flow | Ages 0 - 40 | Minimum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.0001
GMIB Reinsurance Contract Asset | Mortality Rate | Discounted cash flow | Ages 0 - 40 | Maximum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.0017
GMIB Reinsurance Contract Asset | Mortality Rate | Discounted cash flow | Ages 0 - 40 | Weighted Average | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.0287
GMIB Reinsurance Contract Asset | Mortality Rate | Discounted cash flow | Ages 41 - 60 | Minimum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.0006
GMIB Reinsurance Contract Asset | Mortality Rate | Discounted cash flow | Ages 41 - 60 | Maximum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.0052
GMIB Reinsurance Contract Asset | Mortality Rate | Discounted cash flow | Ages 41 - 60 | Weighted Average | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.0287
GMIB Reinsurance Contract Asset | Mortality Rate | Discounted cash flow | Ages 61 - 115 | Minimum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.0032
GMIB Reinsurance Contract Asset | Mortality Rate | Discounted cash flow | Ages 61 - 115 | Maximum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.4000
GMIB Reinsurance Contract Asset | Mortality Rate | Discounted cash flow | Ages 61 - 115 | Weighted Average | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.0287
Amounts Due from Reinsurers | Discounted cash flow | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value			$ 14,074
Amounts Due from Reinsurers | Lapse Rate | Discounted cash flow | Minimum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input			0.0026
Amounts Due from Reinsurers | Lapse Rate | Discounted cash flow | Maximum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input			0.2685
Amounts Due from Reinsurers | Lapse Rate | Discounted cash flow | Weighted Average | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input			0.0130
Amounts Due from Reinsurers | Withdrawal Rate | Discounted cash flow | Minimum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input			0.0019
Amounts Due from Reinsurers | Withdrawal Rate | Discounted cash flow | Maximum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input			0.0834
Amounts Due from Reinsurers | Withdrawal Rate | Discounted cash flow | Weighted Average | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input			0.0120
Amounts Due from Reinsurers | Utilization Rate | Discounted cash flow | Minimum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input			0.0004
Amounts Due from Reinsurers | Utilization Rate | Discounted cash flow | Maximum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input			0.6614
Amounts Due from Reinsurers | Utilization Rate | Discounted cash flow | Weighted Average | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input			0.0692
Amounts Due from Reinsurers | Non-Performance Risk | Discounted cash flow | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input			0.0050
Amounts Due from Reinsurers | Non-Performance Risk | Discounted cash flow | Weighted Average | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input			0.0067
Amounts Due from Reinsurers | Volatility Rate - Equity | Discounted cash flow | Minimum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input			0.11
Amounts Due from Reinsurers | Volatility Rate - Equity | Discounted cash flow | Maximum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input			0.31
Amounts Due from Reinsurers | Volatility Rate - Equity | Discounted cash flow | Weighted Average | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input			0.24
Amounts Due from Reinsurers | Mortality Rate | Discounted cash flow | Ages 0 - 40 | Minimum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input			0.0001
Amounts Due from Reinsurers | Mortality Rate | Discounted cash flow | Ages 0 - 40 | Maximum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input			0.0017
Amounts Due from Reinsurers | Mortality Rate | Discounted cash flow | Ages 0 - 40 | Weighted Average | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input			0.0259
Amounts Due from Reinsurers | Mortality Rate | Discounted cash flow | Ages 41 - 60 | Minimum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input			0.0006
Amounts Due from Reinsurers | Mortality Rate | Discounted cash flow | Ages 41 - 60 | Maximum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input			0.0053
Amounts Due from Reinsurers | Mortality Rate | Discounted cash flow | Ages 41 - 60 | Weighted Average | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input			0.0259
Amounts Due from Reinsurers | Mortality Rate | Discounted cash flow | Ages 61 - 115 | Minimum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input			0.0031
Amounts Due from Reinsurers | Mortality Rate | Discounted cash flow | Ages 61 - 115 | Maximum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input			0.4000
Amounts Due from Reinsurers | Mortality Rate | Discounted cash flow | Ages 61 - 115 | Weighted Average | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input			0.0259
GMIB NLG | Discounted cash flow | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value		$ 15,276	$ 21,370
GMIB NLG | Lapse Rate | Discounted cash flow | Minimum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.0026	0.000026
GMIB NLG | Lapse Rate | Discounted cash flow | Maximum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.3542	0.2685
GMIB NLG | Lapse Rate | Discounted cash flow | Weighted Average | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.0301	0.0235
GMIB NLG | Withdrawal Rate | Discounted cash flow | Minimum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.0000	0.000000
GMIB NLG | Withdrawal Rate | Discounted cash flow | Maximum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.1093	0.0834
GMIB NLG | Withdrawal Rate | Discounted cash flow | Weighted Average | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.0068	0.0118
GMIB NLG | Non-Performance Risk | Discounted cash flow | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.0157	0.0111
GMIB NLG | Non-Performance Risk | Discounted cash flow | Weighted Average | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.0157	0.0111
GMIB NLG | Mortality Rate | Discounted cash flow | Ages 0 - 40 | Minimum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.0001	0.00000001
GMIB NLG | Mortality Rate | Discounted cash flow | Ages 0 - 40 | Maximum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.0017	0.0017
GMIB NLG | Mortality Rate | Discounted cash flow | Ages 0 - 40 | Weighted Average | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.0243	0.0227
GMIB NLG | Mortality Rate | Discounted cash flow | Ages 41 - 60 | Minimum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.0006	0.0006
GMIB NLG | Mortality Rate | Discounted cash flow | Ages 41 - 60 | Maximum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.0052	0.0053
GMIB NLG | Mortality Rate | Discounted cash flow | Ages 41 - 60 | Weighted Average | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.0243	0.0227
GMIB NLG | Mortality Rate | Discounted cash flow | Ages 61 - 115 | Minimum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.0032	0.000031
GMIB NLG | Mortality Rate | Discounted cash flow | Ages 61 - 115 | Maximum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.4000	0.4000
GMIB NLG | Mortality Rate | Discounted cash flow | Ages 61 - 115 | Weighted Average | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.0243	0.0227
GMIB NLG | Annuitization Rate | Discounted cash flow | Minimum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.0004	0.00000004
GMIB NLG | Annuitization Rate | Discounted cash flow | Maximum | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		1.0000	1.0000
GMIB NLG | Annuitization Rate | Discounted cash flow | Weighted Average | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input		0.0553	0.0544